Commitments and Contingencies - Supervision services commitments (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 0
2025	2,000
2026	1,000
2027	1,000
Total	$ 4,000